RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Balances, Loans
	December 31,
	2017	2018
Amounts due from related parties (continuing operations)
Xinjiang Daqo Tianfu Thermoelectric	$-	$629,495
Others	5,799	185,540
Total	$5,799	$815,035
Amounts due from related parties (discontinued operations)
Zhenjiang Daqo	$8,585,337	$1,453,800
Others	406,303	913,857
Total	$8,991,640	$2,367,657

Schedule of Related Party Balances, Payables
	December 31,
	2017	2018
Amounts due to related parties – short term portion (continuing operations)
Chongqing Daqo Tailai	$494,954	$1,825,680
Others	1,342,166	434,327
Total	$1,837,120	$2,260,007
Amounts due to related parties – short term portion (discontinued operations)
Daqo New Material	$4,852,819	$5,314,587
Others	79,959	-
Total	$4,932,778	$5,314,587

Schedule of Related Party Transactions
The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2016	2017	2018
Daqo Group	Proceeds from interest free loans	$-	$2,696,513	$25,744,800
	Repayment of interest free loans	10,974,807	2,696,513	36,648,480
	Repayment of interest bearing loans	15,059,000	15,495,451	-
	Interest charged	850,380	440,368	-
	Rental expense	27,997	37,756	38,633
Zhenjiang Daqo	Proceeds from interest free loans	-	-	10,903,680
	Sales	11,194,197	13,442,273	6,694,997
Daqo Solar	Proceeds from interest free loans	60,300,896	40,089,689	55,613,463
	Repayment of interest free loans	68,766,506	40,388,195	55,650,696
Nanjing Daqo Transformer	Purchase-Fixed assets	-	-	6,201,243
Xinjiang Daqo Investment	Proceeds from interest free loans	56,270,085	14,356,000	3,937,440
	Repayment of interest free loans	38,715,449	14,356,000	4,020,732
	Rental expense	890,168	874,858	895,192
Daqo New Material	Purchase-Fixed assets	-	7,390,693	-
	Proceeds from interest free loans	9,607,344	6,029,877	1,893,000
	Repayment of interest free loans	12,262,592	10,818,493	1,893,000
	Rental expense	993,894	976,800	499,752
Chongqing Daqo Tailai	Purchase-Fixed assets	3,534,248	715,361	8,240,830
	Income from sales of materials	-	-	15,899
	Income from disposal of fixed assets	-	-	478,565
	Proceeds from interest free loans	222,517	-	6,209,040
	Repayment of interest free loans	2,684,783	-	6,209,040
Jiangsu Daqo	Purchase-Fixed assets	-	-	1,326,634
Nanjing Daqo Electric	Purchase-Fixed assets	-	-	1,439,332
Zhenjiang Electric	Purchase-Raw material	-	-	331,353
Others subsidiaries under Daqo Group	Purchase-Fixed assets	2,120,768	80,240	296,887
	Purchase-Raw material	129,219	17,651	13,688
Total	Sales	$11,194,197	$13,442,273	$6,694,997
	Income from disposal of fixed assets	$-	$-	$478,565
	Income from sales of materials	$-	$-	$15,899
	Purchase-Fixed assets	$5,655,016	$8,186,294	$17,504,926
	Purchase-Raw material	$129,219	$17,651	$345,041
	Rental expense	$1,912,059	$1,889,414	$1,433,577
	Interest expense	$850,380	$440,368	$-
	Proceeds from related parties loans	$126,400,842	$63,172,079	$104,301,423
	Repayment of related parties loans	$148,463,137	$83,754,652	$104,421,948